INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 103,665	$ 124,152
Right-of-use assets	4,400	4,200
Dispositions	(23,204)	(6,538)
BSREP IV Deconsolidation, Investment Property [Member]	0	(24,862)
Fair value changes	(684)	556
Foreign currency translation and other	2,339	(2,882)
Fair value, end of period1	85,613	103,665
Acquisitions through business combinations, investment property	361	11
Property, plant and equipment [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets	7,200	8,100
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	$ 78,600	$ 96,500